Off-balance-sheet commitments - Agreements for Exploitation of Industrial Property (Details) - MACULIA commercialization agreement € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Annual guaranteed minimum amount following the first marketing of a nutraceutical product	€ 15,000
Guaranteed minimum amount in the event of marketing of a drug product	€ 50